Acquisitions of Sagtec Group SDN. BHD. - Schedule of the Company Accounted the Transaction (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Jan. 01, 2024 MYR (RM)	Jan. 01, 2024 USD ($)
Schedule of the Company Accounted the Transaction [Abstract]
Cash consideration	RM 457	$ 108	RM (457)	$ 108
Book value of 98.04% of Share Capital of Sagtec Group Sdn. Bhd.	(1,017,702)	(241,757)
Bargain purchase accounted as merger reserve in equity	RM 1,017,245	$ 241,649